Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loss per share
Net loss for the year	$ 30,699	$ 21,622
Weighted average number of common shares	20,464,168	17,294,653
Basic loss per share	$ 1.50	$ 1.25
Diluted loss per share	$ 1.50	$ 1.25
Share options	2,092,596	1,522,362
Warrants	724,983	1,223,744
RSUs	232,317	8,717
Exercisable	1,510,396	1,678,431